Income Taxes - Loss Before Provision for Income Taxes by Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ (75,336)	$ (15,007)	$ (20,887)
Foreign	(109,071)	12,851	(10,544)
Loss before income taxes	$ (184,407)	$ (2,156)	$ (31,431)